Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated	The following tables summarize the Group's segment disclosures:

	2023
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$2,241.3	$720.4	$617.3	$—	$3,579.0
Net premiums written	1,465.5	416.0	255.1	—	2,136.6
Net premiums earned	1,203.3	375.6	253.7	—	1,832.6
Losses and loss adjustment expenses	(583.1)	(92.0)	(23.7)	—	(698.8)
Policy acquisition expenses	(289.1)	(140.4)	(69.0)	(225.3)	(723.8)
General and administrative expenses	—	—	—	(82.7)	(82.7)
Underwriting income	331.1	143.2	161.0	(308.0)	327.3
Net realized and unrealized investment gains					4.9
Net investment income					119.5
Other income					0.1
Net gain on distribution of Fidelis MGU					1,639.1
Corporate and other expenses					(4.1)
Net foreign exchange losses					(4.1)
Financing costs					(35.5)
Income before income taxes					2,047.2
Income tax benefit					85.3
Net income					2,132.5
Net income attributable to non-controlling interests					—
Net income available to common shareholders					$2,132.5

Losses and loss adjustment expenses incurred - current year	(542.8)	(126.7)	(92.2)		$(761.7)
Losses and loss adjustment expenses incurred - prior accident years	(40.3)	34.7	68.5		62.9
Losses and loss adjustment expenses incurred - total	$(583.1)	$(92.0)	$(23.7)		$(698.8)

Underwriting Ratios(1)
Loss ratio - current year	45.2%	33.7%	36.3%		41.5%
Loss ratio - prior accident years	3.3%	(9.2%)	(27.0%)		(3.4%)
Loss ratio - total	48.5%	24.5%	9.3%		38.1%
Policy acquisition expense ratio	24.0%	37.4%	27.2%		27.2%
Underwriting ratio	72.5%	61.9%	36.5%		65.3%
Fidelis MGU commissions ratio					12.3%
General & administrative expense ratio					4.5%
Combined ratio					82.1%
__________________
(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	2022
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$1,616.2	$795.7	$606.2	$—	$3,018.1
Net premiums written	1,057.4	566.6	234.4	—	1,858.4
Net premiums earned	849.4	384.4	266.7	—	1,500.5
Losses and loss adjustment expenses	(508.7)	(118.9)	(202.6)	—	(830.2)
Policy acquisition expenses	(189.4)	(135.3)	(59.7)	—	(384.4)
General and administrative expenses	—	—	—	(165.5)	(165.5)
Underwriting income	151.3	130.2	4.4	(165.5)	120.4
Net realized and unrealized investment losses					(33.7)
Net investment income					40.7
Other income					1.9
Corporate and other expenses					(20.5)
Net foreign exchange gains					6.8
Financing costs					(35.5)
Income before income taxes					80.1
Income tax expense					(17.8)
Net income					62.3
Net income attributable to non-controlling interests					(9.7)
Net income available to common shareholders					$52.6

Losses and loss adjustment expenses incurred - current year	(519.7)	(147.8)	(184.8)		$(852.3)
Losses and loss adjustment expenses incurred - prior accident years	11.0	28.9	(17.8)		22.1
Losses and loss adjustment expenses incurred - total	$(508.7)	$(118.9)	$(202.6)		$(830.2)

Underwriting Ratios(1)
Loss ratio - current year	61.2%	38.4%	69.3%		56.8%
Loss ratio - prior accident years	(1.3%)	(7.5%)	6.7%		(1.5%)
Loss ratio - total	59.9%	30.9%	76.0%		55.3%
Policy acquisition expense ratio	22.3%	35.2%	22.4%		25.6%
Underwriting ratio	82.2%	66.1%	98.4%		80.9%
General & administrative expense ratio					11.0%
Combined ratio					91.9%
_________________
(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	2021
	Specialty	Bespoke	Reinsurance	Other	Total
Gross premiums written	$1,121.0	$595.3	$1,084.5	$—	$2,800.8
Net premiums written	757.6	439.1	409.9	—	1,606.6
Net premiums earned	534.5	256.5	368.7	—	1,159.7
Losses and loss adjustment expenses	(206.2)	(71.4)	(419.2)	—	(696.8)
Policy acquisition expenses	(109.0)	(83.9)	(57.2)	—	(250.1)
General and administrative expenses	—	—	—	(130.7)	(130.7)
Underwriting income/(loss)	219.3	101.2	(107.7)	(130.7)	82.1
Net realized and unrealized investment gains					13.5
Net investment income					20.6
Other income					1.0
Corporate and other expenses					(2.7)
Net foreign exchange losses					(0.4)
Financing costs					(35.4)
Income before income taxes					78.7
Income tax expense					(0.4)
Net income					78.3
Net income attributable to non-controlling interests					(10.0)
Net income available to common shareholders					$68.3

Losses and loss adjustment expenses incurred - current year	(224.2)	(92.6)	(389.6)		$(706.4)
Losses and loss adjustment expenses incurred - prior accident years	18.0	21.2	(29.6)		9.6
Losses and loss adjustment expenses incurred - total	$(206.2)	$(71.4)	$(419.2)		$(696.8)

Underwriting Ratios(1)
Loss ratio - current year	42.0%	36.1%	105.7%		60.9%
Loss ratio - prior accident years	(3.4%)	(8.3%)	8.0%		(0.8%)
Loss ratio - total	38.6%	27.8%	113.7%		60.1%
Policy acquisition expense ratio	20.4%	32.7%	15.5%		21.6%
Underwriting ratio	59.0%	60.5%	129.2%		81.7%
General & administrative expense ratio					11.3%
Combined ratio					93.0%
__________________
(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

Schedule of Segment Reporting Information, by Segment	The following table summarizes gross premiums written by line of business within each underwriting segment.

	2023	2022	2021
Specialty
Aviation & Aerospace	$371.8	$297.3	$174.3
Energy	172.1	119.5	93.6
Marine	673.8	542.2	252.1
Property	79.8	21.6	30.5
Property D&F	908.3	611.5	543.7
Specialty Other	35.5	24.1	26.8
Total Specialty	2,241.3	1,616.2	1,121.0
Bespoke
Credit & Political Risk	516.4	330.9	258.2
Other Bespoke	204.0	464.8	337.1
Total Bespoke	720.4	795.7	595.3
Reinsurance
Property Reinsurance	595.5	557.0	1,004.5
Retrocession	18.5	32.4	59.5
Whole Account	3.3	16.8	20.5
Total Reinsurance	$617.3	$606.2	$1,084.5
The following table presents gross premiums written by the geographical location of the Group’s subsidiaries:

	2023	2022	2021
United Kingdom	$1,977.0	$1,755.7	$1,297.9
Bermuda	1,047.5	707.6	1,147.4
Republic of Ireland	554.5	554.8	355.5
Total	$3,579.0	$3,018.1	$2,800.8